Document and Entity Information Document $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Document And Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	TransAlta Corporation
Entity Central Index Key	0001144800
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Common Shares Outstanding | shares	284,842,967
Entity Public Float | $	$ 0